Total revenues and other income - Recognition of payments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		€ 288,836	€ 127,087	€ 129,519
Deferred income		149,801	219,892	€ 285,612
Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	$ 15,000	12,418
Gilead Sciences, Inc | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	300,000	275,558
Gilead Sciences, Inc | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received		39,003
Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	70,000	64,435
Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received		9,000
Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received		6,000
AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	45,000	38,874
AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	10,000	8,548
AbbVie | Collaboration agreement for CF, Upfront payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	45,000	34,001
AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received	$ 77,500	68,310
Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payments, license fees, and milestones received		47,500
IAS18
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		232,800	127,087
IAS18 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		213,845
IAS18 | Upfront and Milestone Payments and License Fees Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		115,503
IAS18 | Upfront Payments and License Fees, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		85,537
IAS18 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		29,966
IAS18 | Upfront and Milestone Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		98,342	114,921
Deferred income			219,343
IAS18 | Upfront Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		98,342	71,971
Deferred income			219,343
IAS18 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized			42,950
IAS18 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		12,418
IAS18 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		84,806	62,488
Deferred income			187,449
IAS18 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		12,004	8,845
Deferred income			26,532
IAS18 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized			9,354
IAS18 | Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		9,000
IAS18 | Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		1,532	638
Deferred income			5,362
IAS18 | AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		38,037
IAS18 | AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		8,548
IAS18 | AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized			33,596
IAS18 | Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		47,500
IFRS 15
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		288,836
IFRS 15 | Upfront and Milestone Payments and License Fees [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		269,881
Deferred income		149,021
IFRS 15 | Upfront and Milestone Payments and License Fees Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		110,694
Deferred income		5,646
IFRS 15 | Upfront Payments and License Fees, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		85,537
Deferred income		837
IFRS 15 | Milestone Payments for Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		25,157
Deferred income		4,809
IFRS 15 | Upfront and Milestone Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		159,187
Deferred income		143,375	302,563
Deferred income reclassified from equity			83,220
IFRS 15 | Upfront Payments and License Fees, Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		110,950
Deferred income		117,903	228,853
Deferred income reclassified from equity			9,510
IFRS 15 | Milestone Payments for Prior Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		48,237
Deferred income		25,472	73,710
Deferred income reclassified from equity			73,710
IFRS 15 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		7,793
Deferred income		4,625
IFRS 15 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Upfront payment, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		84,806
Deferred income		102,643	187,449
IFRS 15 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Subscription agreement, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		12,004
Deferred income		14,528	26,532
IFRS 15 | Gilead Sciences, Inc | Collaboration agreement for filgotinib, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		19,831
Deferred income		24,001	43,832
Deferred income reclassified from equity			43,832
IFRS 15 | Servier | Collaboration agreement for osteoarthritis, Milestone payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		9,000
IFRS 15 | Servier | Collaboration agreement for osteoarthritis, License fee, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income reclassified from equity			(5,362)
IFRS 15 | AbbVie | Collaboration agreement for CF, Upfront payment, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		38,037
Deferred income		837
IFRS 15 | AbbVie | Collaboration agreement for CF, Milestone payments, Current Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		8,364
Deferred income		184
IFRS 15 | AbbVie | Collaboration agreement for CF, Upfront payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		14,140
Deferred income		732	14,872
Deferred income reclassified from equity			14,872
IFRS 15 | AbbVie | Collaboration agreement for CF, Milestone payments, Prior Period [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		28,406
Deferred income		1,471	29,878
Deferred income reclassified from equity			€ 29,878
IFRS 15 | Novartis | Collaboration Agreement for MOR106, Upfront Payment, Current Period [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		€ 47,500